FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2022
Financial Assets And Liabilities
FINANCIAL ASSETS AND LIABILITIES

NOTE 12: FINANCIAL ASSETS AND LIABILITIES

12.1   Financial assets at amortized cost

	12.31.2022	12.31.2021
Non-current
Term deposit	101	100
Notes receivable	1	5
Total non-current	102	105
Current
Notes receivable	8	5
Total current	8	5

12.2   Financial assets at fair value through profit and loss

	12.31.2022	12.31.2021
Non-current
Shares	27	29
Total non-current	27	29

Current
Government securities	279	278
Corporate bonds	116	19
Shares	160	120
Mutual funds	31	41
Total current	586	458

12.3   Trade and other receivables

	Note	12.31.2022	12.31.2021
Non-Current
Related parties	16	17	23
Tax credits		2	9
Prepaid expenses		-	1
Other		1	1
Other receivables		20	34

Total non-current		20	34

		12.31.2022	12.31.2021
Current
Receivables from MAT sales		21	24
CAMMESA		165	89
Receivables from oiland gas sales		55	69
Receivables from petrochemicals sales		62	71
Related parties	16	5	7
Other		3	5
Impairment of financial assets		(6)	(9)
Trade receivables, net		305	256

Current
Related parties	16	7	8
Tax credits		14	5
Receivables for complementary activities		-	2
Prepaid expenses		14	10
Financial credit		-	10
Guarantee deposits		27	30
Insurance to be recovered		-	1
Expenses to be recovered		15	-
Receivables for acquisition of subsidiary		7	-
Receivables for sale of subsidiary and associates		4	41
Receivables for financial instruments sale		1	6
Argentine Natural Gas Production Promotion Plan		32	14
Receivables for arbitration award	15.6	37	-
Other		7	14
Other receivables, net		165	141

Total current		470	397

Due to the short-term nature of trade and other receivables, its book value is not considered to differ from its fair value. For non-current trade and other receivables, fair values do not significantly differ from book values.

The movements in the impairment of trade receivables were as follows:

	12.31.2022	12.31.2021	12.31.2020
At the beginning of the year	9	16	68
Impairment (1)	1	1	63
Utilization	(1)	-	(7)
Reversal of unused amounts	-	(6)	(3)
Gain on monetary position, net	(3)	(2)	(2)
Gain on monetary position, net	-	-	(28)
Reclasified to assets classified as held for sale	-	-	(75)
At the end of the year	6	9	16

(1)	It includes US$ 26 million corresponding to discontinued operations for fiscal year 2020. As of December 31, 2020, it includes US$ 13 million corresponding to the receivable impairment related to the exchange difference between the price of gas purchased by distributors and the price of gas recognised in distributors´s final tariffs between April 2018 and March 2019 to be assumed by the Federal Government in accordance to PEN Executive Order No. 1,053/18 (see Note 15).

The movements in the impairment of other financial assets were as follows:

	12.31.2022	12.31.2021	12.31.2020
At the beginning of the year	-	-	6
Impairment	-	-	2
Reversal of unused amounts	-	-	(7)
Reclasified to assets classified as held for sale	-	-	(1)
At the end of the year	-	-	-

12.4   Cash and cash equivalents

	12.31.2022	12.31.2021
Banks	11	26
Mutual funds	95	84
Total	106	110

12.5   Borrowings

	12.31.2022	12.31.2021
Non-Current
Financial borrowings	108	58
Corporate bonds	1,232	1,301
Total non-current	1,340	1,359

Current
Bank overdrafts	59	11
Financial borrowings	51	29
Corporate bonds	163	39
Total current	273	79
Total	1,613	1,438

As of December 31, 2022 and 2021, the fair values of the Company’s Corporate Bonds amount approximately to US$ 1,435 million and US$ 1,233 million, respectively. Such values were calculated on the basis of the determined market price of the Company’s CB at the end of each year (fair value level 1).

The carrying amounts of short-term borrowings and bank overdrafts approximate their fair value due to their short-term maturity.

The long-term borrowings were measured at amortized cost, which does not differ significantly from its fair value.

As of the date of issuance of these Consolidated Financial Statements, the Company is in compliance with the covenants established in its indebtedness contracts.

12.5.1 Movements in borrowings:

	12.31.2022	12.31.2021	12.31.2020
At the beginning of the year	1,438	1,614	1,947
Proceeds from borrowings	308	188	353
Payment of borrowings	(143)	(336)	(300)
Accrued interest	172	137	176
Payment of interests	(162)	(140)	(201)
Repurchase and redemption of corporate bonds	(28)	(3)	(155)
Result from exchange of corporate bonds	14	-	-
Result from repurchase of corporate bonds	(6)	-	(43)
Increases for incorporation (1)	89	-	-
Cancellation through dividend compensation	-	-	(12)
Gain on monetary position, net	-	-	(43)
Foreign currency exchange difference, net	(80)	(22)	(18)
Borrowing costs capitalized in property, plant and equipment	11	-	10
Reclassified to liabilities associated to assets classified as held for sale	-	-	(100)
At the end of the year	1,613	1,438	1,614

(1)	See Notes 5.1.3 and 5.1.5.

12.5.2 Details of borrowings:

Type of instrument	Company	Currency	Residual value	Interest	Rate	Expiration	Book value as of 12.31.2022

Corporate bonds (1)
T Series CB	PAMPA	US$	93	Fixed	7.38%	Jul-23	95
Class 8 CB	PAMPA		$18	Variable	Badlar + 2%	Jul-23	20
Class 11 CB	PAMPA		$122	Variable	Badlar + 0%	Jan-24	140
Class 9 CB	PAMPA	US$	102	Fixed	9.50%	Dec-26	184
Class 1 CB	PAMPA	US$	501	Fixed	7.50%	Jan-27	616
Class 13 CB	PAMPA	US$	49	Fixed	0.00%	Dec-27	48
Class 3 CB	PAMPA	US$	285	Fixed	9.13%	Apr-29	292
							1,395
Financial loans (2)
	PAMPA	US$	15	Variable	Libor + 4.21%	Nov-24	16
	GW	US$	83	Variable	Libor + 5.75%	Sep-26	85
							101
Other financial loans (3)
	PAMPA	US$	22	Variable	SOFR + 0.35%	Jul-23	23
	PAMPA	US$	8	Fixed	Between 9.50% and 14.50%	Between Jan-23 and May-23	8
	PAMPA	US$	27	Variable	SOFR + 0%	Agu-24	27
							58
Bank overdrafts (3)
	PAMPA		$57	Fixed	Between 54% and 54.50%	Jan-23	59
							59
							1,613

(1)	Net of the following face value repurchases: US$ 113.7 million of ON 2026, US$ 146.2 million of ON 2027 and US$ 7.5 million of ON 2029.

(2)	During the the fiscal year ended December 31, 2022, the Company took on new short-term financing with domestic financial entities, net of cancellations, for a total $ 8,618 million and import prefinancing for US$ 7.6 million. Additionally, the Company repaid at maturity two principal installments for the credit facility sponsored by FINNVERA in the amount of US$ 7.7 million and US$ 10.4 million corresponding to the credit facility subscribed between IDB Invest and Greenwind, a Company that is consolidated since acquisition of an additional 50% interest in August 2022.

(3)	During the fiscal year ended December 31, 2022, the Company received disbursements in the amount of US$ 1.3 million under the credit facilities taken out with BNP Paribas S.A. in 2020. After the fiscal year closing, the Company repaid short-term bank loans with local financial entities for $ 10,065 million and import prefinancing for US$ 0.7 million.

Type of instrument	Company	Currency	Residual value	Interest	Rate	Expiration	Book value as of 12.31.2021

Corporate bonds (1)
T Series CB	PAMPA	US$	389	Fixed	7.38%	Jul-23	400
Class 1 CB	PAMPA	US$	636	Fixed	7.50%	Jan-27	648
Class 3 CB	PAMPA	US$	293	Fixed	9.13%	Apr-29	292
							1,340
Financial loans (2)
	PAMPA	US$	23	Variable	Libor + 4.21%	May-24	23
							23
Other financial loans (3)
	PAMPA	US$	22	Variable	Libor + 0.35%	Jul-22	22
	PAMPA	US$	43	Variable	Libor + 0%	Aug-23	42
							64
Bank overdrafts
	PAMPA		$11	Fixed	33.00%	Jan-22	11
							11
							1,438

(1)	Net of the following face value repurchases: US$ 110,4 million of ON 2023, US$ 114,0 million of ON 2027 and US$ 7,5 million of ON 2029.

On September 27, 2021, the Company repaid at maturity Class 6 CBs for $ 6,355 million.

(2)	During the fiscal year ended December 31, 2021, the Company canceled short-term financing with local financial entities, net of borrowings, for $ 8,158 million. Additionally, the Company repaid at maturity two principal installments for the credit facility sponsored by FINNVERA in the amount of US$ 7.7 million.

(3)	During the fiscal year ended December 31, 2021, the Company received disbursements in the amount of US$ 27 million under the credit facilities taken out with BNP in 2020.

12.5.3 New Global Program of CB

On September 30, 2021, the Company’s General Ordinary and Extraordinary Shareholders’ Meeting resolved to approve the creation of a new global corporate bonds program for an amount of up to US$ 2,000 million or its equivalent in other currencies or units of value, in the form of simple corporate bonds non-convertible into shares and/or corporate bonds convertible into shares, to renew the program expired on December 29, 2021. The public offering was authorized by the CNV on December 9, 2021.

12.5.4 Issuance of CB Class 8

On January 18, 2022, the Company issued Class 8 CB in the amount of $ 3,107 million at a Badlar rate + 2%, maturing in 18 months. This is the first green bond issued by Pampa, which reflects the commitment to finance projects with a positive impact on the environment and to diversify the country’s energy generation matrix. The issue was recognised by Fix Ratings, an affiliate of Fitch Ratings, with the rating of Green Bond (BV1), the best possible grade, since it is aligned with the four main components of ICMA’s (International Capital Market Association) Green Bond Principles (GBP). It was issued in observance of the “Guidelines for the Issuance of Social, Green and Sustainable Bonds in Argentina” of the CNV Rules and the provisions of BYMA’s Social, Green and Sustainable Guide and the BYMA Rules, and also makes up BYMA’s Social, Green and Sustainable Bonds Panel.

The Company will allocate the issue’s proceeds to finance the expansion of PEPE IV (see Note 17.1).

12.5.5 Issuance of Class 10, 11, 12, 13 and 15 CB

On July 15, 2022, the Company issued Class 11 CB for $ 12,690 million, accruing interest at a variable BADLAR rate plus an annual 0% spread and maturing on January 15, 2024. Class 10 and Class 12 CB were declared unawarded.

Additionally, on August 8, 2022 the Company reopened Class 11 CB for $ 8,963.9 million at an issuance price of 1.0305. The total face value of outstanding Class 11 CB amounted to $ 21,654.6 million.

Finally, on December 13, 2022, the Company issued Clase 13 US$-link CB for US$ 49.9 million at a fixed interest rate of 0% and maturing on December 2027.

After the closing of the fiscal year, on January 11, 2023, the Company issued Class 15 CB for $ 10,379 million accruing interest at a variable BADLAR rate plus an annual 2% spread and maturing on July 11, 2024. Additionally, on March 2, 2023, the Company reopened Class 13 and Class 15 CB for US$ 48.2 million and $ 7,885 million, respectively.

12.5.6 Series T CB Exchange Offer

On June 16, 2022, the Company launched an exchange offer for holders of Series T CB maturing in 2023 originally issued by Petrobras Argentina S.A. (currently merged with the la Company) dated July 21, 2016 for a face value of US$ 500 million, under its Global Program authorized pursuant to CNV Resolution No. 17,162 dated August 15, 2013.

Once the exchange offer expired on July 29, 2022, the information and exchange agent informed the Company that US$ 193.8 million and US$ 213.3 million, representing 38.8% and 42.7% of the Series T CB’ outstanding principal, had been validly tendered for exchange under Option A and Option B, respectively, totaling a US$ 407.1 million participation and representing approximately 81.4% of the outstanding Series T CB’ capital amount.

Consequently, on August 8, 2022, after meeting the conditions established in the exchange offer documents, Pampa issued Class 9 CB for a face value of US$ 292.8 million, accruing interest at an annual fixed 9.5% rate and maturing on December 8, 2026, payable in three consecutive annual installments starting in 2024, and paid US$ 122.1 million in cash. For each US$ 1,000 of Series T CB’s capital amount validly tendered and accepted for exchange, eligible holders received, together with the payment of interest accrued on Series T CB up to the settlement date: (i) Option A: approximately US$ 377.2 in Class 9 CB and US$ 630.2 in cash; and (ii) Option B: US$ 1,030 in Class 9 CB.

As a result of the debt swap, the Company disclosed losses for US$ 14 million under “Other financial results” to reflect the change in the payment estimates discounted at Series T CB’s original effective interest rate, since they were not deemed substantially different from the issuance conditions for Class 9 CB, in accordance with IFRS.

As of the date of issuance of these Consolidated Financial Statements, outstanding Series T CB amount to US$ 92.9 million.

12.6   Trade and other payables

	Note	12.31.2022	12.31.2021
Non-Current
Compensation agreements		10	3
Finance leases liability		10	9
Other		1	-
Other payables		21	12
Total non-current		21	12

Current
Suppliers		198	154
Customer advances		3	4
Related parties	16	14	15
Trade payables		215	173

Compensation agreements		12	2
Liability for acquisition of companies		46	-
Finance leases liability		2	4
Other		6	3
Other payables		66	9

Total current		281	182

Due to the short-term nature of the trade payables and other payables, their carrying amount is considered to be the same as their fair value. For most other non-current debts, fair values are also not significantly different from their book values.

12.7   Financial instruments by category

The following table presents financial instruments by category:

As of December 31, 2022	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non financial assets/liabilities	Total
Assets
Trade receivables and other receivables	437	22	459	31	490
Financial assets at amortized cost
Term deposit	101	-	101	-	101
Notes receivable	9	-	9	-	9
Financial assets at fair value through profit and loss
Government securities	-	279	279	-	279
Corporate bonds	-	116	116	-	116
Shares	-	187	187	-	187
Mutual funds	-	31	31	-	31
Cash and cash equivalents	11	95	106	-	106
Total	558	730	1,288	31	1,319

Liabilities
Trade and other liabilities	298	-	298	4	302
Borrowings	1,613	-	1,613	-	1,613
Derivative financial instruments	-	2	2	-	2
Total	1,911	2	1,913	4	1,917

As of December 31, 2021	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non financial assets/liabilities	Total
Assets
Trade receivables and other receivables	376	30	406	25	431
Financial assets at amortized cost
Term deposit	100	-	100	-	100
Notes receivable	10	-	10	-	10
Financial assets at fair value through profit and loss
Government securities	-	278	278	-	278
Corporate bonds	-	19	19	-	19
Shares	-	149	149	-	149
Mutual funds	-	41	41	-	41
Cash and cash equivalents	26	84	110	-	110
Total	512	601	1,113	25	1,138

Liabilities
Trade and other liabilities	190	-	190	4	194
Borrowings	1,438	-	1,438	-	1,438
Total	1,628	-	1,628	4	1,632

The categories of financial instruments have been determined according to IFRS 9.

The income, expenses, gains and losses derived from each of the financial instrument categories are indicated below:

As of December 31, 2022	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	5	-	5	-	5
Interest expenses	(175)	-	(175)	(41)	(216)
Foreign currency exchange difference, net	16	(85)	(69)	149	80
Changes in the fair value of financial instruments	-	110	110	-	110
Result from present value measurement	(1)	-	(1)	(13)	(14)
Other financial results	(15)	-	(15)	-	(15)
Total	(170)	25	(145)	95	(50)

As of December 31, 2021	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	10	-	10	-	10
Interest expenses	(138)	-	(138)	(40)	(178)
Foreign currency exchange difference, net	(11)	(19)	(30)	33	3
Changes in the fair value of financial instruments	-	(15)	(15)	-	(15)
Result from present value measurement	2	-	2	(3)	(1)
Other financial results	(4)	-	(4)	(4)	(8)
Total	(141)	(34)	(175)	(14)	(189)

As of December 31, 2020	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	9	-	9	-	9
Interest expenses	(164)	-	(164)	(6)	(170)
Foreign currency exchange difference, net	38	(35)	3	11	14
Changes in the fair value of financial instruments	-	30	30	-	30
Result from present value measurement	6	-	6	(4)	2
Other financial results	36	-	36	(5)	31
Total	(75)	(5)	(80)	(4)	(84)

12.8   Fair value of financial Instruments

The Company classifies the fair value measurements of financial instruments using a fair value hierarchy, which reflects the relevance of the variables used to perform those measurements. The fair value hierarchy has the following levels:

-	Level 1: quoted prices (not adjusted) for identical assets or liabilities in active markets.
-	Level 2: data different from the quoted prices included in Level 1 observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices).
-	Level 3: Asset or liability data based on information that cannot be observed in the market (i.e., unobservable data).

The following table shows the Company’s financial assets and liabilities measured at fair value as of December 31, 2022 and 2021:

As of December 31, 2022	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit and losss
Government securities	279	-	-	279
Corporate bonds	116	-	-	116
Mutual funds	31	-	-	31
Shares	160	-	27	187
Cash and cash equivalents
Mutual funds	95	-	-	95
Other receivables	22	-	-	22
Total assets	703	-	27	730

Liabilities
Derivative financial instruments	-	2	0	2
Total liabilities	-	2	-	2

As of December 31, 2021	Level 1	Level 3	Total
Assets
Financial assets at fair value through profit and losss
Government securities	278	-	278
Corporate bonds	19	-	19
Mutual funds	41	-	41
Shares	120	29	149
Cash and cash equivalents
Mutual funds	84	-	84
Other receivables	30	-	30
Total assets	572	29	601

The value of the financial instruments negotiated in active markets is based on the market quoted prices as of the date of these Consolidated Financial Statements. A market is considered active when the quoted prices are regularly available through a stock exchange, broker, sector-specific institution or regulatory body, and those prices reflect regular and current market transactions between parties that act in conditions of mutual independence. The market quotation price used for the financial assets held by the Company is the current offer price. These instruments are included in Level 1.

The fair value of financial instruments that are not negotiated in active markets is determined using valuation techniques. These valuation techniques maximize the use of market observable information, when available, and rely as little as possible on specific estimates of the Company. If all significant variables to establish the fair value of a financial instrument can be observed, the instrument is included in Level 2.

If one or more variables used to determine the fair value cannot be observed in the market, the financial instrument is included in Level 3.

The techniques used for the measurement of assets at fair value with changes in profit (loss), classified as Level 2 and 3, are detailed below:

-	Derivative Financial Instruments: calculated from variations between market prices at the closing date of the year, and the amount at the time of the contract.
-	Shares: it was determined using the income-based approach through the “Indirect Cash Flow” method, that is, the net present value of expected future cash flows, mainly through the collection of dividends taking into consideration the direct equity interest of 2.84% and 3.19%, and the additional equity interest of 2.18% and 2.46% through HIDISA and HINISA, in TJSM and TMB, respectively, resulting from the Federal Government’s restructuring of assets in the energy sector. This restructuring resulted in TMB’s and TJSM’s share transfer from the Federal Government to IEASA, considering 16.4% and 13.7% discount rate as of December, 31 2022 and 2021, respectively. The key assumptions were prepared based on estimates on the future behavior of certain sensitive variables, including: (i) the dividend distribution policy; (ii) reference prices for energy sold in the spot market; (iii) projections of the availability and dispatch of power plants; (iv) the evolution of structural costs and expenses; (v) macroeconomic variables such as inflation and exchange rates, etc. The Company recognised losses for US$ 1.7 million and earnings for US$ 18 million as a result of changes in the fair value of financial instruments classified as level 3, under the item “Other financial results” of the Consolidated Statement of Comprehensive Income, as of December, 31 2022 and 2021, respectively. Current values may substantially differ from projections, mainly on account of: i) the timeliness and magnitude of the distribution of dividends, ii) the timeliness and magnitude of energy price updates, and/or iii) the evolution of costs. The Company estimates that any sensitivity analysis that considers changes in any of the estimates taken individually may lead to distorting conclusions, generating an adverse effect on the Company’s results.